RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Printing and legal services, outstanding balance	$ 779
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Printing and legal services	4	$ 6
Printing and legal services, outstanding balance	$ 1	$ 0